SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the year ended December 31, 2011 consisted of the following items:

•         issuance of 752,500 common shares (December 31, 2010 – 152,500) in payment of mineral property acquisitions valued at $1,721,110 (December 31, 2010 - $382,283) which have been capitalized as mineral property interests.

•         funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $2,397,085.